Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Company's Operating Leases	The following table presents information about the amount and timing of liabilities arising from the Company’s operating leases as of June 30, 2025:
Lease payments – From July 2025 to December 2025	$15,821
Lease payments – 2026	34,014
Total undiscounted operating lease payments	49,835
Less: Imputed interest	(2,754)
Present value of operating lease liabilities	$47,081

Current portion of lease liability	$30,353
Long-term portion of lease liability	16,728
Total lease liability	$47,081

Schedule of Lease Costs
	As of June 30,	As of December 31,
	2025	2024
Weighted average remaining lease term in years	1.5	2.0
Weighted average discount rate	8.0%	8.0%